Schedule of Investments (unaudited)
April 30, 2025
iShares® Energy Storage & Materials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 1.7%
QuantumScape Corp., Class A(a)(b)	16,018	$62,630
Sebang Global Battery Co. Ltd.	236	11,436
Tianneng Power International Ltd.	30,000	24,974
		99,040
Automobiles — 1.5%
Yadea Group Holdings Ltd.(c)	48,000	86,633
Building Products — 0.1%
Central Glass Co. Ltd.	100	2,092
Chemicals — 42.4%
Air Liquide SA	1,890	388,354
Air Products and Chemicals Inc.	1,257	340,760
Arkema SA	166	12,620
Asahi Kasei Corp.	51,600	359,587
BASF SE	6,556	334,811
Dow Inc.	1,935	59,192
Evonik Industries AG	677	15,214
Hanwha Solutions Corp.	287	6,034
Kaneka Corp.	200	4,888
Kolon Industries Inc.	49	1,040
LG Chem Ltd.	1,534	232,493
Linde PLC	391	177,213
Mitsubishi Chemical Group Corp.	52,500	255,232
Mitsui Chemicals Inc.	500	10,987
Nippon Shokubai Co. Ltd.	400	4,688
Resonac Holdings Corp.	500	9,094
Shin-Etsu Chemical Co. Ltd.	5,500	167,373
Solvay SA	195	7,379
Toray Industries Inc.	4,600	29,378
Umicore SA	455	4,136
Zeon Corp.	500	4,903
		2,425,376
Electrical Equipment — 33.1%
ABB Ltd., Registered	3,301	174,328
Advanced Energy Solution Holding Co. Ltd.	1,000	26,696
Alfen NV(a)(c)	905	15,912
Ballard Power Systems Inc.(a)	9,983	12,179
Bloom Energy Corp., Class A(a)	8,341	152,807
Ceres Power Holdings PLC(a)	5,083	3,968
ChargePoint Holdings Inc.(a)(b)	17,296	10,772
Contemporary Amperex Technology Co. Ltd., Class A	10,200	325,855
Doosan Fuel Cell Co. Ltd.(a)	1,832	19,657
Eaton Corp. PLC	626	184,276
EnerSys	1,641	142,111
Eve Energy Co. Ltd., Class A	5,100	28,840
Fluence Energy Inc.(a)(b)	2,782	11,378
FuelCell Energy Inc.(a)(b)	819	3,358
Furukawa Electric Co. Ltd.	2,900	91,587
Gotion High-tech Co. Ltd., Class A	4,700	13,354
GS Yuasa Corp.	4,100	72,016
LG Energy Solution Ltd.(a)	1,652	376,906
NEL ASA(a)(b)	69,107	14,963
Phihong Technology Co. Ltd.(a)	15,000	12,096
Plug Power Inc.(a)(b)	32,571	28,421
Schneider Electric SE	730	170,561
Stem Inc.(a)(b)	6,884	3,724
		1,895,765
Electronic Equipment, Instruments & Components — 11.9%
Delta Electronics Inc.	6,000	62,869
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Kyocera Corp.	3,900	$46,222
Maxell Ltd.	100	1,226
Murata Manufacturing Co. Ltd.	21,700	309,150
Samsung SDI Co. Ltd.	1,727	213,855
Sang-A Frontec Co. Ltd., NVS	504	5,540
TDK Corp.	4,100	43,753
		682,615
Machinery — 3.1%
Kaori Heat Treatment Co. Ltd.	4,000	26,463
NGK Insulators Ltd.	12,100	149,314
		175,777
Semiconductors & Semiconductor Equipment — 4.2%
Enphase Energy Inc.(a)	4,744	211,535
SolarEdge Technologies Inc.(a)	2,351	28,765
		240,300
Technology Hardware, Storage & Peripherals — 0.2%
Darfon Electronics Corp.	9,000	10,696
Total Common Stocks — 98.2% (Cost: $6,768,681)		5,618,294
Preferred Stocks
Chemicals — 0.3%
LG Chem Ltd., Preference Shares, NVS	254	19,076
Total Preferred Stocks — 0.3% (Cost: $44,526)		19,076
Rights
Automobile Components — 0.1%
Samsung SDI Co. Ltd. (Expires 05/29/25, Strike Price KRW 146,200.00)(a)	244	5,913
Total Rights — 0.1% (Cost: $—)		5,913
Total Long-Term Investments — 98.6% (Cost: $6,813,207)		5,643,283
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	158,178	158,241
Total Short-Term Securities — 2.7% (Cost: $158,239)		158,241
Total Investments — 101.3% (Cost: $6,971,446)		5,801,524
Liabilities in Excess of Other Assets — (1.3)%		(76,565)
Net Assets — 100.0%		$5,724,959

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Energy Storage & Materials ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,890	$140,408 (a)	$—	$(58)	$1	$158,241	158,178	$4,036 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	8	—
				$(58)	$1	$158,241		$4,044	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	1	06/12/25	$19	$(646)
Micro E-Mini Russell 2000 Index	3	06/20/25	29	(490)
				$(1,136)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,429,121	$4,189,173	$—	$5,618,294
Preferred Stocks	—	19,076	—	19,076
Rights	5,913	—	—	5,913

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Energy Storage & Materials ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$158,241	$—	$—	$158,241
	$1,593,275	$4,208,249	$—	$5,801,524
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(490)	$(646)	$—	$(1,136)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares